Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000013020 | AssetU.S. Government AgenciesFR_01F052623
Holdings [Line Items]
Percent of Net Asset Value	50.70%
C000013020 | AssetCorporate Bonds & NotesFR_575767AM0
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000013020 | AssetU.S. Treasury ObligationsFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000013020 | AssetAsset-Backed SecuritiesFR_ACI1GHFQ5
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000013020 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12434FAA5
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000013020 | AssetSovereign IssuesFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000013020 | AssetPreferred SecuritiesFR_19075QAE2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013020 | AssetMunicipal Bonds & NotesFR_38122NC83
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000013020 | AssetLoan Participations and AssignmentsFR_02376CBS3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000013020 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013020 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000013020 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000013020 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(45.50%)
C000133198 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000133198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000133198 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(43.50%)
C000133198 | AssetU.S. Government AgenciesFR_01F060626
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000133198 | AssetAsset-Backed SecuritiesFR_78449VAC0
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000133198 | AssetCorporate Bonds & NotesFR_13607QFC1
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000133198 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12430YAA8
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000133198 | AssetSovereign IssuesFR_ACI2MFC91
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000133198 | AssetU.S. Treasury ObligationsFR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000133198 | AssetAffiliated InvestmentsFR_72202G380
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000013019 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000013019 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000013019 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(44.40%)
C000013019 | AssetU.S. Government AgenciesFR_21H022622
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000013019 | AssetCorporate Bonds & NotesFR_566539AB8
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000013019 | AssetAsset-Backed SecuritiesFR_05684AAY5
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000013019 | AssetNon-Agency Mortgage-Backed SecuritiesFR_92541EAC6
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000013019 | AssetSovereign IssuesFR_ACI2Q0PD7
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000013019 | AssetU.S. Treasury ObligationsFR_912810UM8
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000013019 | AssetPreferred SecuritiesFR_20453QAC6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000013019 | AssetMunicipal Bonds & NotesFR_38122ND82
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000013019 | AssetLoan Participations and AssignmentsFR_937CJTII1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000013019 | AssetCommon StocksFR_262051204
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000013019 | AssetShort-Term InstrumentsFR_912797TB3_0.010
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000013021 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000013021 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(113.00%)
C000013021 | AssetU.S. Treasury ObligationsFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	142.70%
C000013021 | AssetU.S. Government AgenciesFR_01F042624
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000013021 | AssetAsset-Backed SecuritiesFR_05684NAL5
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000013021 | AssetSovereign IssuesFR_ACI1BXN03
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000013021 | AssetCorporate Bonds & NotesFR_076912AA2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000013021 | AssetNon-Agency Mortgage-Backed SecuritiesFR_12668PAA0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000013021 | AssetShort-Term InstrumentsFR_935TAI007_3.820
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000114641 | AssetShort-Term InstrumentsFR_7839989D1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000114641 | AssetAffiliated InvestmentsFR_72201W154
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000114641 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000114641 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000114641 | AssetMunicipal Bonds & NotesFR_4521526K2
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000114641 | AssetLoan Participations and AssignmentsFR_BA000TTJ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000114641 | AssetU.S. Government AgenciesFR_3132YATN8
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000114641 | AssetCorporate Bonds & NotesFR_743820AC6
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Rounded value of investments is less than 0.1% of net assets.
[2]	Rounded value of investments is less than 0.1% of net assets.